Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2012

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	54

Form 13F Information Table Value Total:	399,034 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

ABB LTD				SPONSORED ADR	000375204	7,988		384,234(SH)	SLE	NO	NO
AT&T INC			COM		00206R102	7,019		208,220 (SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	7,329		208,693(SH)	SLE	NO	NO
BP PLC				SPONSORED ADR	055622104	740		17,784(SH)	SLE	NO	NO
BANK OF NEW YORK MELLON CORP	COM		064058100	7,186		279,616 (SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	7,080		122,318 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	3,256		89,591 (SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       8,267		1,151,399(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	4,958		399,219(SH)	SLE	NO	NO
BRITISH AMERN TOB PLC		SPONSORED ADR	110448107	7,092		70,040(SH)	SLE	NO	NO
CANADIAN NATL RY CO		COM		136375102	744		8,170(SH)	SLE	NO	NO
CLOROX CO DEL			DEL		189054109	6,806		92,947 (SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	6,070		167,454(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	7,526		117,964(SH)	SLE	NO	NO
ENCANA CORP			COM		292505104	6,280		317,810(SH)	SLE	NO	NO
FIRST TR ISE REVERE NAT GAS	COM		33734J102	8,784		560,207(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	7,179		124,460(SH)	SLE	NO	NO
ISHARES SILVER TRUST		ISHARES		46428Q109	4,247		144,591(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	571		20,103(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	313		11,671(SH)	SLE	NO	NO
ISHARES INC			MSCI SWEDEN	464286756	17,776		588,603(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	7,349		 104,833(SH)	SLE	NO	NO
KELLOGG CO			COM		487836108	7,133		127,722 (SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	8,103		95,972(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	8,089		153,323(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	6,475		151,916(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	8,655		125,087(SH)	SLE	NO	NO
NORFOLK SOUTHERN CORP		COM		655844108	6,716		108,605 (SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	4,729		106,986(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,504		58,951(SH)	SLE	NO	NO
PEMBINA PIPELINE CORP		COM		706327103	7,807		272,588(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,370		 34,638(SH)	SLE	NO	NO
PHILIP MORRIS INTL INC		COM		718172109	6,919		82,718(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	7,536		 169,836(SH)	SLE	NO	NO
PROCTER & GAMBLE CO		COM		742718109	6,998		103,078(SH)	SLE	NO	NO
PROSHARES TR			PSHS ULSHT 7-10Y74347R313	13,532		490,322(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	5,638		 108,786(SH)	SLE	NO	NO
ROGERS COMMUNICATIONS INC	CL B		775109200	476		10,465(SH)	SLE	NO	NO
ROYAL DUTCH SHELL PLC		SPON ADR B	780259107	709		9,995(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	66,455		 410,166(SH)	SLE	NO	NO
SPDR DOW JONES INDL AVRG ETF	UT SER 1	78467X109	33,175		254,061(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	355		10,173(SH)	SLE	NO	NO
SOUTHERN CO			COM		842587107	2,146		50,130 (SH)	SLE	NO	NO
STATOIL ASA			SPONSORED ADR	85771P102	5,838		233,130(SH)	SLE	NO	NO
SYNGENTA AG			SPONSORED ADR	87160A100	615		7,610(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	3,117		77,229(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	8,118		209,650(SH)	SLE	NO	NO
UNITED PARCEL SERVICE INC	CL B		911312106	6,846		92,859(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	447		5,087(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	5,121		174,189(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	7,533		174,102(SH)	SLE	NO	NO
VODAPHONE GROUP PLC NEW		SPONS ADR NEW	92857W209	6,716		266,628(SH)	SLE	NO	NO
WESTAR ENERGY INC		COM		95709T100	6,478		226,328(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	7,125		266,757(SH)	SLE	NO	NO